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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number: ____________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windham Capital Management, LLC
Address: 200 Clarendon St, 26th Floor
         Boston, MA 02116

13F File Number: 28-14140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Charles Cutrell
Title:   Managing Partner
Phone:   (617)419-3911

Signature, Place, and Date of Signing:

/s/ Charles Cutrell     Boston, MA      10/10/2012
---------------------  ---------------  -----------
    [Signature]        [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      __________

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $746,509,880.30

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
--------               --------------- --------- ----------- -------------------  ----------  -------- ------------------------
                                                   VALUE      SHRS OR   SH/  PUT  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------         --------------- --------- ----------- ---------- ---  ---- ----------  -------- ------- ------ ---------
iShares Tr High Yield
 Corp                  HIGH YLD CORP   464288513     242.749       2630 SH          SOLE                   106             2524
ISHARES TR US PFD
 STK IDX               US PFD STK IDX  464288687   273.08086       6851 SH          SOLE                   308             6543
iShares Tr MSCI EAFE
 Value Index           MSCI VAL IDX    464288877   344.52567       7587 SH          SOLE                   307             7280
VANGUARD INDEX
 FDS
 VANGUARDLARGE
 CAP VIPER             LARGE CAP ETF   922908637   405.17592       6168 SH          SOLE                     0             6168
PIMCO ETF TR 1-5
 US TIP IDX            1-5 US TIP IDX  72201R205  3499.48591   64901.44 SH          SOLE                  4774         60127.44
Vanguard Index Funds
 Value ETF             VALUE ETF       922908744   5588.6775   95175.03 SH          SOLE                  5922         89253.03
VANGUARD INTL
 EQTY IDX GLB EX
 US ETF                GLB EX US ETF   922042676  6026.15339  117171.95 SH          SOLE                  6999        110172.95
Vanguard Bond Index
 Fund Inc Short Term   SHORT TRM
 Bo                    BOND            921937827  7555.59742   92763.63 SH          SOLE                 61125         31638.63
Vanguard Intl Equity
 Index Fund All
 World                 ALLWRLD EX US   922042775  8262.37295  192327.12 SH          SOLE                 14890        177437.12
SPDR Series Trust
 Barclays High Yield   BRCLYS YLD
 Bond                  ETF             78464a417  8676.95281  215790.92 SH          SOLE                124319         91471.92
SPDR Series Trust      NUVN BRCLY
 Barclays Muni ETF     MUNI            78464a458  8809.09322  358384.59 SH          SOLE                 31366        327018.59
PowerShares DB
 Commodity Index
 Track                 UNIT BEN INT    73935s105  9917.80212     345809 SH          SOLE                338065             7744
iShares Tr S&P Natl    S&P NTL
 Muni Bond             AMTFREE         464288414 10280.91631    91793.9 SH          SOLE                  6890          84903.9
SPDR Series Trust
 Barclays Short Term   NUVN BR SHT
 Muni                  MUNI            78464a425 10379.74431  423663.03 SH          SOLE                 35009        388654.03
SPDR Series Trust DB
 Int Govt ETF          DB INT GVT ETF  78464a490 10392.93925  167736.27 SH          SOLE                 84801         82935.27
JPMorgan Chase & Co    ALERIAN ML
 Alerian ML ETN        ETN             46625h365 15045.18898     371995 SH          SOLE                254110           117885
iShares Tr iBoxx Inv
 Grade Corp Bond       IBOXX INV CPBD  464287242 15428.82121  126704.62 SH          SOLE                 83006         43698.62
iShares Tr Barclays 1- BARCLYS 1-3YR
 3Yr Cr                CR              464288646 15990.41831  151195.33 SH          SOLE                 94332         56863.33
iShares Tr Barclays    BARCLYS TIPS
 TIPS Bond             BD              464287176 18426.96181  151338.39 SH          SOLE                 84076         67262.39
PowerShares Global
 ETF Trust Sovereign   SOVEREIGN
 Deb                   DEBT            73936t573  20637.8419  672461.45 SH          SOLE                340210        332251.45
SPDR Index Funds DJ
 Intl Real Estate ETF  DJ INTL RL ETF  78463x863 21017.53862  535478.69 SH          SOLE                440882         94596.69
Vanguard Index Funds
 REIT ETF              REIT ETF        922908553 22864.49147  351928.71 SH          SOLE                223943        127985.71
Vanguard Index Funds
 Mid Cap ETF           MID CAP ETF     922908629 24407.42219  300732.16 SH          SOLE                244892         55840.16
SPDR Series Trust      BRCLYS INTL
 Barclays Intl ETF     ETF             78464a516 30347.67317  492737.02 SH          SOLE                256138        236599.02
Barclays Bank PLC DJ
 UBS Commodity         DJUBS CMDT
 ETN                   ETN36           06738c778 36523.38414     826134 SH          SOLE                522394           303740
Vanguard Intl Equity
 Index Fund FTSE
 Small                 FTSE SMCAP ETF  922042718 39519.66461  451911.54 SH          SOLE                350412        101499.54
Vanguard Index Funds
 Small Cap ETF         SMAll CAP ETF   922908751  39575.8578  493834.01 SH          SOLE                401324         92510.01
Vanguard Bond Index
 Fund Inc Total Bond   TOTAL BND
 Mk                    MRKT            921937835 44261.25182  519803.31 SH          SOLE                322398        197405.31
Vanguard Intl Equity
 Index Fund Emerg
 Mkt                   EMR MKT ETF     922042858  59440.0785 1424738.22 SH          SOLE               1101920        322818.22
Vanguard Tax-Managed
 Fund Europe Pac
 ETF                   EUROPE PAC ETF  921943858 109664.7114 3335301.44 SH          SOLE               2618712        716589.44
Vanguard Index Funds
 Stock Mkt ETF         STK MRK ETF     922908769 142703.3077 1937587.34 SH          SOLE               1458245        479342.34
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